Employee Benefits and Private Pension Plan - Additional information (Detail) R$ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) Employee	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	May 30, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Maximum matching contribution percentage		11.00%
Defined contribution pension plan fund	R$ 3,706	R$ 19,831			R$ 47,088
Contribution to Ultraprev		R$ 16,368	R$ 17,186
Number of active participating employees | Employee		4,381
Number of retired participating employees | Employee		387
Number of former employees receiving benefits | Employee		23
Sponsors’ normal contributions	27,451
Defined contribution pension fund reclassified to assets held for sale	R$ 3,512
Contribution to Ultraprev, portion of pension fund		R$ 10,566	R$ 7,446	R$ 21,357
Demographic assumption percentage of reasonably possible decrease in mortality table for other benefits		10.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Monthly accumulated fund percentage		0.30%
Fixed monthly accumulated fund period		5 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Monthly accumulated fund percentage		1.00%
Fixed monthly accumulated fund period		35 years
Average period		92 months